Investments in Single-Family Residential Properties	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Real Estate [Abstract]
Investments in Single-Family Residential Properties
Note 3—Investments in Single-Family Residential Properties
The following table sets forth the net carrying amount associated with our properties by component:

	June 30, 2017	December 31, 2016
Land	$2,716,934	$2,703,388
Single-family residential property	6,856,390	6,829,579
Capital improvements	228,419	229,890
Equipment	31,778	31,988
Total gross investments in the properties	9,833,521	9,794,845
Less: accumulated depreciation	(917,961)	(792,330)
Investments in single-family residential properties, net	$8,915,560	$9,002,515

As of June 30, 2017 and December 31, 2016, the carrying amount of the residential property above included $121,831 and $122,009, respectively, of capitalized acquisition costs (excluding purchase price), along with $61,970 and $62,169, respectively, of capitalized interest, $25,907 and $26,050, respectively, of capitalized property taxes, $4,729 and $4,764, respectively, of capitalized insurance, and $2,879 and $2,890, respectively, of capitalized HOA fees.
During the three months ended June 30, 2017 and 2016, we recognized $66,699 and $64,775, respectively, of depreciation expense related to the components of the properties, and $816 and $1,304, respectively, of depreciation and amortization related to corporate furniture and equipment. These amounts are included in depreciation and amortization on the condensed consolidated statements of operations. Further, during the three months ended June 30, 2017 and 2016, impairments totaling $95 and $519, respectively, have been recognized and are included in impairment and other on the condensed consolidated statements of operations.
During the six months ended June 30, 2017 and 2016, we recognized $133,352 and $129,184, respectively, of depreciation expense related to the components of the properties, and $1,740 and $2,597, respectively, of depreciation and amortization related to corporate furniture and equipment. These amounts are included in depreciation and amortization on the condensed consolidated statements of operations. Further, during the six months ended June 30, 2017 and 2016, impairments totaling $1,132 and $519, respectively, have been recognized and are included in impairment and other on the condensed consolidated statements of operations.

Investments in Single-Family Residential Properties
The following table sets forth the net carrying amount associated with our properties by component:

	December 31, 2016	December 31, 2015
Land	$2,703,388	$2,640,615
Single-family residential property	6,829,579	6,696,760
Capital improvements	229,890	226,993
Equipment	31,988	32,031
Total gross investments in the properties	9,794,845	9,596,399
Less: accumulated depreciation	(792,330)	(543,698)
Investments in single-family residential properties, net	$9,002,515	$9,052,701

As of December 31, 2016 and 2015, the carrying amount of the residential property above included $122,009 and $120,477, respectively, of capitalized acquisition costs (excluding purchase price), along with $62,169 and $61,602, respectively, of capitalized interest, $26,050 and $25,880, respectively, of capitalized property taxes, $4,764 and $4,778, respectively, of capitalized insurance, and $2,890 and $2,857, respectively, of capitalized HOA fees.
During the years ended December 31, 2016, 2015, and 2014, we recognized $263,093, $245,065, and $207,289 respectively, of depreciation expense related to the components of the properties, $0, $601, and $5,145 respectively, of amortization related to in-place lease intangible assets, and $4,588, $4,573, and $3,374 respectively, of depreciation and amortization related to corporate furniture and equipment. These amounts are included in depreciation and amortization on the combined and consolidated statements of operations. Further, during the years ended December 31, 2016, 2015, and 2014, impairments totaling $2,282, $1,448, and $423 respectively, have been recognized and are included in impairment and other on the combined and consolidated statements of operations.